Capital and Reserves	12 Months Ended
Dec. 31, 2024
Capital and Reserves [Abstract]
Capital and reserves

12. Capital and reserves

(a)	Share capital and additional paid-in capital

The Company was incorporated under the laws of Cayman Islands on August 8, 2023. The authorized share capital is USD 10,000, divided into 100,000,000 ordinary shares with a par value of USD 0.0001. As of December 31, 2023, 20,000,000 ordinary shares were issued with an aggregated par value of USD 2,000 (equivalent to MYR 8,351) and was recognized as share capital of the Company. The excess of capital injections made by the equity shareholders over the par value was credited to the additional paid-in capital.

During the year ended December 31, 2023, Agroz Group further issued 820,000 ordinary shares, amounted to MYR 820,000. As discussed in note 2.1, since the Company did not exist prior to August 8, 2023, the registered capital of the companies now comprising the Group are included in additional paid-in capital in the consolidated statements of financial position as of December 31, 2023 and 2024.

On March 15, 2024, the Company issued 1,030,494 ordinary shares amounted to USD 103 (equivalent to MYR 461) to a Director of the Company and such shares have been further cancelled on November 18, 2024. On December 5, 2024, 419,929 units of redeemable convertible preference shareholders have opted to convert into ordinary shares. The Company further issued 3,556 ordinary shares amounted to USD 8,827 (MYR 39,450) on December 23, 2024 to an existing shareholder.

(b)	Other reserves

(i)	Foreign currency translation reserve

The foreign currency translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations. The reserve is dealt with in accordance with the accounting policies set out in note 3.2 to the consolidated financial statements.

(ii)	Equity component of redeemable convertible preference shares

The equity component of redeemable convertible preference shares represents the value of the option related to the redeemable convertible preference shares issued by the Company, which is with a conversion ratio of one RCPSs to one common share of the Company (note 13).